Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Large Cap Bull 2X Shares (SFVL)

Direxion Daily Large Cap Bear 2X Shares (SFVS)

Supplement dated May 13, 2014 to the

Prospectus and Statement of Additional Information ("SAI")

dated February 28, 2014

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily Large Cap Bull 2X Shares (the "Bull Fund") and Direxion Daily Large Cap Bear 2X Shares (the "Bear Fund"), (collectively, the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily Large Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Large Cap Bear 2X Shares	Direxion Daily S&P 500® Bear 2X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
NYSE U.S. 100 Index	S&P 500® Index

Effective immediately, all descriptions of the Current Index in the Funds' Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. "Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Fund.

In the summary section of the Funds' Prospectus, on page 4 and pages 11 and 12 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Investment Risks - Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended December 31, 2013 is 19.48%. The Index's highest volatility rate for any one calendar year during the five-year period is 27.55% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended December 31, 2013 is 17.94%.

For more information, please contact the Funds at (866) 476-7523.
Direxion Daily Large Cap Bull 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Large Cap Bull 2X Shares (SFVL)

Direxion Daily Large Cap Bear 2X Shares (SFVS)

Supplement dated May 13, 2014 to the

Prospectus and Statement of Additional Information ("SAI")

dated February 28, 2014

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily Large Cap Bull 2X Shares (the "Bull Fund") and Direxion Daily Large Cap Bear 2X Shares (the "Bear Fund"), (collectively, the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily Large Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Large Cap Bear 2X Shares	Direxion Daily S&P 500® Bear 2X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
NYSE U.S. 100 Index	S&P 500® Index

Effective immediately, all descriptions of the Current Index in the Funds' Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. "Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Fund.

In the summary section of the Funds' Prospectus, on page 4 and pages 11 and 12 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Investment Risks - Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended December 31, 2013 is 19.48%. The Index's highest volatility rate for any one calendar year during the five-year period is 27.55% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended December 31, 2013 is 17.94%.

For more information, please contact the Funds at (866) 476-7523.
Direxion Daily Large Cap Bear 2X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Large Cap Bull 2X Shares (SFVL)

Direxion Daily Large Cap Bear 2X Shares (SFVS)

Supplement dated May 13, 2014 to the

Prospectus and Statement of Additional Information ("SAI")

dated February 28, 2014

The Board of Trustees of Direxion Shares ETF Trust ("Trust") has approved a change in the names of the Direxion Daily Large Cap Bull 2X Shares (the "Bull Fund") and Direxion Daily Large Cap Bear 2X Shares (the "Bear Fund"), (collectively, the "Funds"), as well as changes in the investment objectives, principal investment strategies, and underlying index of the Funds.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Daily Large Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Large Cap Bear 2X Shares	Direxion Daily S&P 500® Bear 2X Shares

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index:

Current Index	New Index
NYSE U.S. 100 Index	S&P 500® Index

Effective immediately, all descriptions of the Current Index in the Funds' Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

The Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. "Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Fund.

In the summary section of the Funds' Prospectus, on page 4 and pages 11 and 12 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under "Principal Investment Risks - Effects of Compounding and Market Volatility Risk" is replaced with the following:

The Index's annualized historical volatility rate for the five-year period ended December 31, 2013 is 19.48%. The Index's highest volatility rate for any one calendar year during the five-year period is 27.55% and volatility for a shorter period of time may have been substantially higher. The Index's annualized performance for the five-year period ended December 31, 2013 is 17.94%.

For more information, please contact the Funds at (866) 476-7523.